MAJOR SALES CHANNELS (Details) - item	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
MAJOR SALES CHANNELS
Number of sales channels			3		3	3
Sales Revenue Net | Customer Concentration Risk | Other Customer
MAJOR SALES CHANNELS
Total rental revenue, percentage	91.00%	90.00%	88.00%	93.00%	93.00%	88.00%